Taxes on Income (Details) - Schedule of income before income tax, domestic and foreign - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of income before income tax, domestic and foreign [Abstract]
Domestic (Israel)	$ 34,303	$ 17,149	$ (3,849)
Foreign	798	1,882	1,841
Income (loss) before taxes on income	$ 35,101	$ 19,031	$ (2,008)